STOCKHOLDERS' EQUITY - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands				1 Months Ended		3 Months Ended		6 Months Ended
	Feb. 28, 2024	May 17, 2023	Mar. 06, 2023	May 31, 2024	Jan. 31, 2024	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Capital stock, shares authorized (in shares)						600,000,000.0		600,000,000.0
Common stock, shares authorized (in shares)						300,000,000		300,000,000		300,000,000
Preferred stock, shares authorized (in shares)						300,000,000.0		300,000,000.0
Common stock, shares outstanding (in shares)						94,952,000		94,952,000		94,929,000
Preferred stock, shares outstanding (in shares)						0		0		0
Common stock initially reserved for issuance (in shares)						7,400,000		7,400,000
Shares available for future issuance (in shares)						5,200,000		5,200,000
Shares available for future issuance under awards granted (in shares)						2,100,000		2,100,000
Stock-based compensation expense						$ 2,300	$ 1,500	$ 4,100	$ 2,800
Unrecognized compensation cost						10,300		10,300
Cash dividend paid (in USD per share)	$ 0.08	$ 0.08	$ 0.08	$ 0.08	$ 0.08
Value of cash dividend paid				$ 7,600	$ 7,600
Amount available to declare or pay a dividend						670,000		670,000
Net gains (losses)						88,065	52,307	153,501	72,790
Interest expense						18,788	19,748	36,736	41,460
Cost of sales						$ 1,923,505	$ 1,944,601	$ 3,850,202	$ 3,754,729
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period								3 years
Restricted Stock Units (RSUs) | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period								3 years